FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 29, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	$ 29,500
Short-term investments	$ 6,115		$ 0
Legacy Dole
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments acquired		$ 29,600